Angel Oak Mortgage Trust 2020-6 ABS-15G

Exhibit 99.28

Angel Oak Mortgage Trust 2020-6
Angel Oak Mortgage Trust 2020-6, Mortgage-Backed Certificates, Series 2020-6
Sample Mortgage Loan Agreed-Upon Procedures

27 August 2020

Building a better working world

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Real Estate Investment Fund II-C LLC

Angel Oak Mortgage Trust I, LLC

3344 Peachtree Road NE Suite 1725

Atlanta, Georgia 30326

Re:

Angel Oak Mortgage Trust 2020-6 (the “Issuing Entity”)

Angel Oak Mortgage Trust 2020-6, Mortgage-Backed Certificates, Series 2020-6 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Angel Oak Real Estate Investment Fund II-C LLC (the “Sponsor”), Angel Oak Mortgage Trust I, LLC (the “Depositor”), Nomura Securities International, Inc. (“Nomura”), Deutsche Bank Securities Inc. (“DBSI”), Morgan Stanley & Co. LLC (“Morgan Stanley”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Sponsor, Depositor, Nomura, DBSI and Morgan Stanley, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of fixed and adjustable rate mortgage loans secured by first or second liens on one-to-four family residential properties (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “AOMT 2020-6 - Preliminary Loan List - E&Y.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing Data File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each a “Loan Number”) corresponding to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and
ii.	Labeled “AOMT 2020-6 ASF tape (8.19.2020) - ext.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 August 2020 (the “Cut off Date”), including a list of indentification numbers (each, an “Angel Oak Loan Number”), relating to the Preliminary Mortgage Loans,

b.	Imaged copies of the:
i.	Promissory note and note rider (collectively and as applicable, the “Note”),
ii.	Loan application (the “Application”),
iii.	Credit report (the “Credit Report”),
iv.	Appraisal report (the “Appraisal”) and
v.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Credit Report and Appraisal, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 August 2020

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 169 Preliminary Mortgage Loans from the Loan Listing Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the Loan Listing Data File.

2.	For each mortgage loan on the Loan Listing Data File and Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Preliminary Data File, and noted that:
a.	All of the Preliminary Mortgage Loans were included on both the Loan Listing Data File and Preliminary Data File and
b.	No mortgage loans other than the Preliminary Mortgage Loans were included on the Loan Listing Data File or Preliminary Data File.

3.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Zip	Note	ii.

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	iii.

Original interest only term	Original Interest Only Term	Note

Index description	Index Type	Note	iv.

Gross margin	Gross Margin	Note	iv.

Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iv., v.

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iv.

Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	iv., vi.

Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	iv., vii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iv.

Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iv.

Minimum interest rate	Lifetime Maximum Rate Floor	Note or Settlement Statement	iv., viii., ix.

Maximum interest rate	Lifetime Maximum Rate Ceiling	Note or Settlement Statement	iv., viii.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal	x., xi.

Appraisal value	Original Appraised Property Value	Appraisal	x.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement or (b) Recalculation	xii.

Original loan-to-value ratio	Original LTV	Recalculation	xiii.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information in the Note.

iii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated in the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown in the Note, and
(b)	1.

iv.	For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown in the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with any other applicable note(s)).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

v.	For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated in the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:
(a)	The difference in months between the first rate change date and first payment date, both as shown in the Note, and
(b)	1.

vi.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:
(a)	Initial rate adjustment maximum interest rate and
(b)	Original interest rate,

both as shown in the Note.

Notes: (continued)

Exhibit 1 to Attachment A

vii.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:
(a)	The difference between the:
(1)	Original interest rate and
(2)	Initial rate adjustment minimum interest rate,

both as shown in the Note, and

(b)	0.000(%).

viii.	For the purpose of comparing the indicated Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information in at least one such Source Document (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Sample Characteristics.

ix.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated in the Note or Settlement Statement (and in accordance with any other applicable note(s)), the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown in the Note, as the minimum interest rate.

x.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan for which the Sponsor, on behalf of the Depositor, provided more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

xi.	With respect to certain Sample Mortgage Loans, the corresponding Appraisal contains conflicting information relating to the property type. For such Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the information in the Appraisal (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any conflicting information in the Appraisal for the property type Sample Characteristic.

Notes: (continued)

Exhibit 1 to Attachment A

xii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a sale price (if applicable) of greater than $0.00, as shown in the Settlement Statement (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Note, and
(b)	The sum of:
(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown in the Settlement Statement,
(2)	If any secondary financing relating to the subject property is an installment loan, as shown in the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement, and
(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance,” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown in the Note, or
(b)	“Cash-Out Refinance,” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown in the Note.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)       Dividing:

(1)	The sum of the:
(i)	Senior loan amount, as shown on the Preliminary Data File, and
(ii)	Original principal balance, as shown in the Note, by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan (except for the Sample Mortgage Loan with Angel Oak Loan Number 208743866), the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)), and (B) sale price (if applicable), as shown in the Settlement Statement, or
(ii)	In the case of the Purchase Sample Mortgage Loan with Angel Oak Loan Number 208743866 or a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)),
(b)	Multiplying the value calculated in (a) above by 100 and
(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

202006031	Appraisal value	[Redacted]	[Redacted]

202006045	Property type	Single Family Detached (non-PUD)	PUD

202006049	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

202006057	Initial interest rate cap change down	2.000	1.750

202006067	Property type	PUD	Single Family Detached (non-PUD)

202006073	Initial interest rate cap change down	0.000	0.500

207092899	Appraisal value	[Redacted]	[Redacted]

207092922	Appraisal value	[Redacted]	[Redacted]

207551614	Property zip code	[Redacted]	[Redacted]

207786817	Appraisal value	[Redacted]	[Redacted]

207937219	Appraisal value	[Redacted]	[Redacted]

208347295	Property type	PUD	Townhouse

208408242	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

208501148	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

208574146	Property type	Single Family Detached (non-PUD)	Townhouse

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

208723673	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

208743923	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

208775472	Appraisal value	[Redacted]	[Redacted]

208804624	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

208817761	Appraisal value	[Redacted]	[Redacted]

208817785	Property type	PUD	Townhouse

208827606	Appraisal value	[Redacted]	[Redacted]

209459496	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

210475365	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)

210475368	Original loan-to-value ratio	[Redacted]	[Redacted]

210475370	Minimum interest rate	7.375	7.385
	Original loan-to-value ratio	[Redacted]	[Redacted]

210475376	Property type	Office	5-10 Unit Multi Family

210475397	Property type	PUD	Townhouse